Long-Term Debt (Narrative) (Details) (USD $)	0 Months Ended					0 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended					0 Months Ended
	Sep. 16, 2011	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Nov. 30, 2010 Redemption Offer For Indenture Governing Notes [Member]	Oct. 20, 2011 2016 Notes Issued October 2009 [Member]	Sep. 16, 2011 2016 Notes Issued October 2009 [Member]	Aug. 31, 2010 2016 Notes Issued August 2010 [Member]	Dec. 01, 2011 2013 Fixed Rate Notes [Member]	Sep. 16, 2011 2013 Fixed Rate Notes [Member]	Sep. 30, 2010 2013 Fixed Rate Notes [Member]	Sep. 16, 2011 2013 Floating Rate Notes [Member]	Nov. 30, 2010 2013 Floating Rate Notes [Member]	Sep. 16, 2011 2013 Floating Rate Notes [Member] Assets Sale Offer [Member]	Oct. 15, 2012 2016 Notes Issued October 2009 [Member]	Sep. 16, 2011 2016 Notes Issued October 2009 [Member]	Dec. 31, 2011 2016 Notes Issued October 2009 [Member]	Dec. 31, 2010 2016 Notes Issued October 2009 [Member]	Oct. 31, 2009 2016 Notes Issued October 2009 [Member]	Oct. 15, 2012 2016 Notes Issued August 2010 [Member]	Dec. 31, 2011 2016 Notes Issued August 2010 [Member]	Dec. 31, 2010 2016 Notes Issued August 2010 [Member]	Aug. 31, 2010 2016 Notes Issued August 2010 [Member]	Sep. 16, 2011 2013 Fixed Rate Notes [Member]	Aug. 30, 2010 2013 Fixed Rate Notes [Member]	Dec. 31, 2011 2013 Fixed Rate Notes [Member]	Dec. 31, 2010 2013 Fixed Rate Notes [Member]	Nov. 30, 2006 2013 Fixed Rate Notes [Member]	Sep. 16, 2011 2013 Fixed Rate Notes [Member] Asset Sale Offer [Member]	Sep. 16, 2011 2013 Fixed Rate Notes [Member] Cash Tender Offer [Member]	Dec. 31, 2010 2013 Floating Rate Notes [Member]	Nov. 30, 2006 2013 Floating Rate Notes [Member]	Aug. 30, 2010 2013 Floating Rate Notes [Member] Redemption Offer For Indenture Governing Notes [Member]	Sep. 16, 2011 2013 Floating Rate Notes [Member] Asset Sale Offer [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 624,500,000	$ 1,285,000,000														$ 472,100,000	$ 625,000,000	$ 625,000,000		$ 152,400,000	$ 200,000,000	$ 200,000,000				$ 449,500,000	$ 465,000,000			$ 10,500,000	$ 150,000,000
Aggregate principal amount	721,200,000				186,000,000																									449,500,000			186,000,000	721,200,000
Debt instrument stated percentage																	8.75%				8.75%					8.875%
Aggregate principal amount						152,400,000	500,000	47,600,000	1,800,000	443,700,000	15,500,000	3,200,000	139,500,000	7,300,000															4,000,000
Percentage of principal, including accrued and unpaid interest to be purchased	100.00%															100.00%				100.00%					100.00%
Total consideration for tender offer per principal amount																								1,032.39
Principal amount of notes																								1,000
Debt instrument due date																	2016	2016			2016	2016
Percentage of principal amount redemption price															108.75%					108.75%
Percentage of equity offerings redemption price															35.00%					35.00%
LIBOR rate percentage				4.125%
Debt instrument outstanding principal amount		615,000,000	1,270,400,000														467,600,000	618,000,000			147,400,000	192,400,000					449,500,000				10,500,000
Unamortized discount		$ 9,500,000	$ 14,600,000														$ 4,500,000	$ 7,000,000			$ 5,000,000	$ 7,600,000